Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.0%(1)
LG Newco Holdco, Inc.(2)(3)	6,015	$ 52,631
		$ 52,631
Electronics/Electrical — 0.1%
Skillsoft Corp.(2)(3)	5,981	$ 54,726
		$ 54,726
Total Common Stocks (identified cost $68,833)		$ 107,357

Corporate Bonds — 5.5%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.5%
Air Canada, 3.875%, 8/15/26(4)	$125	$ 127,664
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	250	260,358
5.75%, 4/20/29(4)	200	214,151
Delta Air Lines, Inc., 7.00%, 5/1/25(4)	50	57,215
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)	100	109,278
		$ 768,666
Automotive — 0.1%
Clarios Global, L.P.:
6.25%, 5/15/26(4)	$22	$23,045
6.75%, 5/15/25(4)	22	23,067
Tenneco, Inc., 5.125%, 4/15/29(4)	150	146,842
		$192,954
Building and Development — 0.8%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$1,025	$1,050,282
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	53,571
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	104,147
		$1,208,000
Business Equipment and Services — 0.4%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$74,829
Garda World Security Corp., 4.625%, 2/15/27(4)	75	74,711
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	80,612
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	350	368,268
		$598,420
Security	Principal Amount (000's omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$ 75,595
		$ 75,595
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(4)	$125	$ 124,487
		$ 124,487
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$ 73,036
		$ 73,036
Cosmetics/Toiletries — 0.0%(1)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$24,723
		$24,723
Drugs — 0.4%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$570,443
		$570,443
Ecological Services and Equipment — 0.5%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$77,250
Madison IAQ, LLC, 4.125%, 6/30/28(4)	650	652,584
		$729,834
Electronics/Electrical — 0.6%
CommScope, Inc., 4.75%, 9/1/29(4)	$300	$298,667
Imola Merger Corp., 4.75%, 5/15/29(4)	300	308,359
LogMeIn, Inc., 5.50%, 9/1/27(4)	275	278,586
		$885,612
Financial Intermediaries — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(4)	$225	$233,756
		$233,756
Food, Beverage & Tobacco — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(4)	$100	$111,544
		$111,544
Health Care — 0.2%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(4)	$325	$324,502
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	25,252
		$349,754

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.2%
Clark Equipment Co., 5.875%, 6/1/25(4)	$25	$ 26,042
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(4)	150	149,102
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	52,627
		$ 227,771
Leisure Goods/Activities/Movies — 0.0%(1)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$25	$ 26,727
		$ 26,727
Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)	$125	$62,644
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	25	25,391
5.25%, 8/15/27(4)	25	26,027
Univision Communications, Inc., 4.50%, 5/1/29(4)	150	151,767
		$265,829
Retailers (Except Food and Drug) — 0.0%(1)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$25,702
		$25,702
Technology — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$52,492
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	200	201,403
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	100	103,631
		$357,526
Telecommunications — 0.8%
Arches Buyer, Inc., 4.25%, 6/1/28(4)	$125	$125,161
Lumen Technologies, Inc., 4.00%, 2/15/27(4)	875	888,825
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	122,703
		$1,136,689
Total Corporate Bonds (identified cost $7,919,184)		$7,987,068

Exchange-Traded Funds — 2.8%

Security	Shares	Value
Equity Funds — 2.8%
SPDR Blackstone Senior Loan ETF	87,750	$ 4,004,033
Total Exchange-Traded Funds (identified cost $4,039,051)		$ 4,004,033

Preferred Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(2)(3)	910	$ 105,542
Total Preferred Stocks (identified cost $47,767)		$ 105,542

Senior Floating Rate Loans — 110.1%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.8%
Delos Finance S.a.r.l., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 10/6/23	$950	$ 951,039
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	517	505,019
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	279	271,907
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	936	899,886
		$ 2,627,851
Air Transport — 1.5%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$625	$ 648,828
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	400	400,333
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28	213	212,813
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	850	900,894
		$2,162,868
Automotive — 4.5%
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	$357	$357,620
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	746	748,675
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	124	124,171

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive (continued)
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	$165	$ 127,731
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(6)	645	580,465
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	684	681,041
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23	497	489,305
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	751	750,363
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	1,143	1,144,061
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	100	99,624
Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	494	487,468
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	110	110,399
TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	99	99,250
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	595	594,383
Wheel Pros, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	150	149,543
		$6,544,099
Beverage and Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	$473	$468,046
		$468,046
Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$567	$569,092
Clipper Acquisitions Corp., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/3/28	224	221,638
		$790,730
Building and Development — 6.2%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$374	$377,452
American Builders & Contractors Supply Co., Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/27	171	170,192
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	746	747,164
APi Group DE, Inc.:
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 10/1/26	816	814,977
Term Loan, 12/18/28(7)	175	175,066
Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development (continued)
Beacon Roofing Supply, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/19/28	$149	$ 148,597
Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25	233	229,656
Core & Main L.P., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 7/27/28	249	248,206
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	499	497,093
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	1,350	1,352,362
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	511	508,657
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	249	247,273
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	1,474	1,481,463
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	146	146,741
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	600	595,250
RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28	274	272,770
SRS Distribution, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	500	499,844
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28	224	224,430
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	192	192,520
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/27/28	100	99,875
		$9,029,588
Business Equipment and Services — 9.8%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$422	$420,329
AppLovin Corporation:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25	462	460,873
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28	324	324,431
Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27	741	738,245
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	192	187,820
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26	123	121,811

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Camelot U.S. Acquisition 1 Co.: (continued)
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	$770	$ 770,050
Cast and Crew Payroll, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/9/26	397	397,559
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	369	370,266
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	399	396,070
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	796	790,403
First Advantage Holdings, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 1/31/27	294	292,714
Foundational Education Group, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	400	401,000
Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26	622	622,231
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	696	699,456
Hillman Group, Inc. (The):
Term Loan, 2.785%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(8)	67	66,693
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28	282	281,425
Indy US Bidco, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 3/5/28	74	74,562
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	216	205,265
IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25	562	561,396
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	49	48,203
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	261	256,409
Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28	351	350,184
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	200	200,125
Term Loan - Second Lien, 11/18/29(7)	150	149,437
Outfront Media Capital, LLC, Term Loan, 1.852%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	74,188
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27	671	672,270
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(6)	352	352,412
Rockwood Service Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/23/27	314	314,976
SITEL Worldwide Corporation, Term Loan, 8/28/28(7)	500	500,491
Borrower/Description	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
SMG US Midco 2, Inc., Term Loan, 2.622%, (USD LIBOR + 2.50%), 1/23/25(6)	$241	$ 234,544
Sotheby's, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	137	137,766
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	918	922,016
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	691	693,197
Trans Union, LLC:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/16/26	65	63,918
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28	425	424,498
TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/31/28	598	599,892
		$14,177,125
Cable and Satellite Television — 2.5%
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$490	$485,902
CSC Holdings, LLC:
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/17/25	392	386,310
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/15/27	496	490,837
Telenet Financing USD, LLC, Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	270,553
UPC Broadband Holding B.V., Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	642,200
UPC Financing Partnership, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/31/29	475	474,050
Virgin Media Bristol, LLC:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	594,791
Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29	325	325,203
		$3,669,846
Chemicals and Plastics — 5.8%
Atotech B.V., Term Loan, 3.00%, (USD LIBOR + 2.50%, Floor 0.50%), 3/18/28(6)	$821	$820,325
Diamond (BC) B.V., Term Loan, 9/29/28(7)	750	746,250
Groupe Solmax, Inc., Term Loan, 5/29/28(7)	400	400,750
Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27	448	445,847
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/29/27	298	297,942
Messer Industries GmbH, Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26	440	436,965
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24	503	504,522

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals and Plastics (continued)
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	$341	$ 341,303
NIC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	372	369,396
Olympus Water US Holding Corp., Term Loan, 11/9/28(7)	500	498,924
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	415	413,319
Pregis TopCo Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 7/31/26	395	394,599
Pretium PKG Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	125	124,911
Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26	645	645,987
Starfruit Finco B.V., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 10/1/25	386	385,111
Trinseo Materials Operating S.C.A., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/6/24	494	491,695
W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28	1,025	1,028,075
		$8,345,921
Containers and Glass Products — 1.8%
Berlin Packaging, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/11/28	$449	$448,548
Berry Global, Inc., Term Loan, 1.864%, (2 mo. USD LIBOR + 1.75%), 7/1/26	66	65,668
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28	576	575,421
Libbey Glass, Inc., Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	190	197,892
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25	348	348,150
Reynolds Group Holdings, Inc.:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26	148	147,837
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	399	398,651
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	349	347,022
		$2,529,189
Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$447	$436,008
Term Loan, 12/22/26(7)	100	99,000
		$535,008
Borrower/Description	Principal Amount (000's omitted)	Value
Drugs — 1.7%
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	$396	$ 396,660
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	519	519,900
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	837	838,875
Elanco Animal Health Incorporated, Term Loan, 1.849%, (1 mo. USD LIBOR + 1.75%), 8/1/27	144	142,824
Grifols Worldwide Operations USA, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/15/27	46	45,666
Horizon Therapeutics USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28	248	247,608
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	249	250,061
		$ 2,441,594
Ecological Services and Equipment — 0.9%
Clean Harbors, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 10/8/28	$100	$100,031
GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	707	709,322
US Ecology Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 11/1/26	490	490,613
		$1,299,966
Electronics/Electrical — 25.8%
Altar Bidco, Inc., Term Loan, 11/17/28(7)	$275	$274,313
Applied Systems, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	1,208	1,209,558
Aptean, Inc.:
Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26	669	667,427
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27	300	299,250
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	375	368,750
Term Loan, 9.63%, (1 mo. USD LIBOR + 8.88%, Floor 0.75%), 10/22/29	350	346,500
Banff Merger Sub, Inc., Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	1,154	1,150,964
Barracuda Networks, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25	645	648,225
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28	500	504,792
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25	448	423,405

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	$550	$ 548,739
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29	150	150,375
CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26	784	775,147
ConnectWise, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28	500	499,465
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	448	448,413
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	275	274,759
CPI International, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24	113	112,650
Cvent, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 11/29/24	86	86,063
Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	1,190	1,192,489
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28	497	498,087
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	547	549,087
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	617	617,826
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	595	596,168
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	1,393	1,394,177
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	759	762,727
Finastra USA, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	1,406	1,401,772
Fiserv Investment Solutions, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 4.00%), 2/18/27	345	345,396
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,284	1,287,620
IGT Holding IV AB, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	546	545,193
II-VI Incorporated, Term Loan, 12/1/28(7)	225	225,047
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	571	571,714
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	323	323,016
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	550	548,694
LogMeIn, Inc., Term Loan, 4.86%, (3 mo. USD LIBOR + 4.75%), 8/31/27	571	568,138
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	$169	$ 172,498
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	972	972,157
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	375	373,828
Marcel LUX IV S.a.r.l., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/15/26	469	468,243
MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28	133	132,484
Mediaocean LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	150	149,531
Milano Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	1,142	1,146,494
MKS Instruments, Inc., Term Loan, 10/21/28(7)	875	874,179
NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26	120	119,038
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	796	798,377
Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	574	574,172
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	450	449,550
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	397	394,568
Realpage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,047	1,045,729
Recorded Books, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/29/25	500	500,573
Red Planet Borrower, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/2/28	499	497,191
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	499	478,488
Renaissance Holding Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/30/25	477	473,074
Skillsoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28	50	50,250
Sophia, L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27	1,164	1,165,470
SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25	494	491,154
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	298	298,829
Thoughtworks, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	321	320,751
Tibco Software, Inc.:
Term Loan, 3.852%, (1 mo. USD LIBOR + 3.75%), 6/30/26	609	605,614

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Tibco Software, Inc.: (continued)
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28	$406	$ 408,275
TTM Technologies, Inc., Term Loan, 2.599%, (3 mo. USD LIBOR + 2.50%), 9/28/24	101	100,813
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	771	767,868
Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	416	415,356
Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25	489	490,133
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	208	208,184
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	272	271,866
Virgin Pulse, Inc., Term Loan, 4/6/28(7)	396	391,363
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28	549	548,625
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	960	958,004
		$37,328,675
Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$950	$951,452
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	198	198,522
		$1,149,974
Financial Intermediaries — 3.2%
AllSpring Buyer LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28	$266	$266,913
Apex Group Treasury, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 7/27/28	499	498,594
Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25	488	488,954
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	923	923,380
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28	597	597,290
FinCo I, LLC, Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 6/27/25	763	762,266
Focus Financial Partners, LLC:
Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24	172	170,897
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28	141	140,961
Term Loan, 4.75%, (USD Prime + 1.50%), 6/24/28	33	32,529
Borrower/Description	Principal Amount (000's omitted)	Value
Financial Intermediaries (continued)
Mariner Wealth Advisors, LLC:
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(8)	$12	$ 12,441
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	87	86,954
Victory Capital Holdings, Inc.:
Term Loan, 12/31/28(7)	125	124,453
Term Loan, 2.38%, (3 mo. USD LIBOR + 2.25%), 7/1/26	247	245,135
Walker & Dunlop, Inc., Term Loan, 2.75%, (6 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/16/28	225	225,000
		$ 4,575,767
Food Products — 1.0%
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	$500	$501,250
Froneri International, Ltd., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27	517	510,896
H Food Holdings, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	49	49,471
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	100	100,000
Nomad Foods Europe Midco Limited, Term Loan, 2.404%, (3 mo. USD LIBOR + 2.25%), 5/15/24	294	292,594
		$1,454,211
Food Service — 1.3%
AI Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(7)	$444	$445,556
Term Loan, 7/31/28(7)	56	55,694
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	312	311,489
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	247	247,809
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	690	690,677
US Foods, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/13/26	147	145,239
		$1,896,464
Forest Products — 0.3%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	$497	$497,811
		$497,811
Health Care — 14.6%
ADMI Corp.:
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 4/30/25	$319	$315,732

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
ADMI Corp.: (continued)
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27	$125	$ 124,653
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28	750	750,937
athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26	862	862,739
Avantor Funding, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	353	353,053
Cano Health, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/23/27	1,351	1,353,579
CCRR Parent, Inc., Term Loan, 3/6/28(7)	500	502,344
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	568	568,138
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28	224	224,704
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27	543	543,237
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26	544	544,539
Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25	485	391,759
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24	595	595,324
Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25	687	687,472
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	1,089	1,090,533
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	271	271,707
IQVIA, Inc., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 6/11/25	460	458,668
MDVIP, Inc., Term Loan, 10/16/28(7)	600	600,375
Medical Solutions LLC:
Term Loan, 1.75%, 11/1/28(8)	48	47,988
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28	252	251,937
Medline Borrower, L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/23/28	675	675,211
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(8)	26	25,562
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	603	597,579
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	18	17,342
Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26	964	964,830
Option Care Health, Inc., Term Loan, 10/27/28(7)	750	749,812
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$745	$ 745,658
Parexel International Corporation, Term Loan, 11/15/28(7)	1,000	1,001,295
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	375	375,405
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	397	396,752
Radiology Partners, Inc., Term Loan, 4.357%, (USD LIBOR + 4.25%), 7/9/25(6)	441	435,560
RadNet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	1,045	1,046,165
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	823	817,965
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	347	348,135
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	471	471,623
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	399	398,501
Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	562	562,733
WP CityMD Bidco LLC, Term Loan, 12/22/28(7)	1,000	1,000,250
		$21,169,796
Home Furnishings — 1.2%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$299	$294,707
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	499	499,507
Mattress Firm, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28	299	297,754
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	151	152,882
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	500	471,022
		$1,715,872
Industrial Equipment — 5.9%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$566	$567,025
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	547	546,053
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24	400	394,289
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	143	140,242
Clark Equipment Company, Term Loan, 2.059%, (3 mo. USD LIBOR + 1.84%), 5/18/24	581	578,439

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Equipment (continued)
CPM Holdings, Inc., Term Loan, 3.599%, (1 mo. USD LIBOR + 3.50%), 11/17/25	$614	$ 610,608
DexKo Global, Inc.:
Term Loan, 3.415%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(8)	28	27,945
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28	147	146,713
DiversiTech Holdings, Inc.:
Term Loan, 12/16/28(7)	166	165,766
Term Loan, 12/16/28(7)	34	34,586
Dynacast International, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25	298	298,122
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28	598	597,190
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28	124	123,598
Filtration Group Corporation:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/29/25	486	482,684
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28	150	149,662
Gardner Denver, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	24	24,334
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26	422	422,223
Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/30/28	622	619,932
Ingersoll-Rand Services Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	98	97,337
LTI Holdings, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25	245	243,000
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28	896	896,466
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	211	198,980
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25	289	284,170
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27	595	596,631
Welbilt, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/23/25	300	299,437
		$8,545,432
Insurance — 2.9%
Alliant Holdings Intermediate, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$244	$241,516
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	495	491,873
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27	$666	$ 661,553
Asurion, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	742	738,246
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 7/31/27	40	39,489
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	550	550,086
Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25	507	501,031
NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27	342	337,320
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	197	197,850
USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	435	431,932
		$4,190,896
Leisure Goods/Activities/Movies — 2.7%
AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$488	$440,726
Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	679	672,138
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24	445	429,850
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	582	451,605
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24	44	46,930
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(9)	56	66,705
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	875	875,235
Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	494,688
Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24	389	357,081
		$3,834,958
Lodging and Casinos — 0.6%
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	$150	$150,046
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	802	783,758
		$933,804

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Publishing — 2.0%
Adevinta ASA, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28	$1,149	$ 1,151,047
Alchemy Copyrights, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	345	346,498
Ascend Learning, LLC, Term Loan, 12/11/28(7)	650	649,512
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	611	612,397
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	150	150,047
		$ 2,909,501
Radio and Television — 2.8%
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$170	$ 79,963
E.W. Scripps Company (The), Term Loan, 3.313%, (1 mo. USD LIBOR + 2.56%, Floor 0.75%), 5/1/26	495	495,091
Entercom Media Corp., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 11/18/24	285	282,112
Gray Television, Inc.:
Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 1/2/26	673	668,593
Term Loan, 3.099%, (1 mo. USD LIBOR + 3.00%), 12/1/28	200	199,312
iHeartCommunications, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	377	375,030
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	591	581,699
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	497	492,629
Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	368	367,001
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	350	350,156
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	229	229,507
		$4,121,093
Retailers (Except Food and Drug) — 1.9%
BJ's Wholesale Club, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$230	$230,218
CNT Holdings I Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	546	546,919
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	382	382,567
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	146	145,760
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	748	750,618
Borrower/Description	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) (continued)
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	$672	$ 670,071
		$ 2,726,153
Steel — 0.9%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	$489	$ 486,580
Zekelman Industries, Inc., Term Loan, 2.103%, (1 mo. USD LIBOR + 2.00%), 1/24/27	751	744,338
		$ 1,230,918
Surface Transport — 0.9%
Avis Budget Car Rental, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 8/6/27	$514	$ 508,712
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	796	794,176
		$1,302,888
Telecommunications — 3.2%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$957	$946,367
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	985	976,323
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	240	233,671
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(8)	225	225,844
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	574	574,717
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	438	433,319
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	241	239,271
Zayo Group Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	178,665
Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	891,562
		$4,699,739
Utilities — 0.4%
Covanta Holding Corporation:
Term Loan, 11/30/28(7)	$93	$93,235
Term Loan, 11/30/28(7)	7	6,984

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Utilities (continued)
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	$494	$ 493,766
		$ 593,985
Total Senior Floating Rate Loans (identified cost $159,160,262)		$159,499,768

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(2)(3)	16,341	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 9.7%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(10)	14,113,327	$ 14,113,327
Total Short-Term Investments (identified cost $14,112,978)		$ 14,113,327
Total Investments — 128.3% (identified cost $185,348,075)		$185,817,095
Less Unfunded Loan Commitments — (0.1)%		$ (190,734)

Net Investments — 128.2% (identified cost $185,157,341)	$185,626,361
Note Payable — (20.7)%	$(30,000,000)

Other Assets, Less Liabilities — (7.5)%	$(10,821,908)
Net Assets — 100.0%	$144,804,453

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $7,987,068 or 5.5% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	The stated interest rate represents the weighted average interest rate at December 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(7)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2021, the total value of unfunded loan commitments is $189,833.
(9)	Fixed-rate loan.
(10)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
USD	– United States Dollar

Calvert
Floating-Rate Advantage Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

At December 31, 2021, the value of the Fund’s investment in affiliated funds was $14,113,327, which represents 9.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$7,832,478	$37,010,081	$(30,728,648)	$(393)	$(191)	$14,113,327	$1,381	14,113,327
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,726	$52,631	$ —	$107,357
Corporate Bonds	—	7,987,068	—	7,987,068
Exchange-Traded Funds	4,004,033	—	—	4,004,033
Preferred Stocks	—	105,542	—	105,542
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	159,309,034	—	159,309,034
Warrants	—	0	—	0
Short-Term Investments	—	14,113,327	—	14,113,327
Total Investments	$4,058,759	$181,567,602	$ —	$185,626,361
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.